STATE of DELAWARE

THIRD AMENDED AND RESTATED CERTIFICATE OF TRUST

This Third Amended and Restated Certificate of Trust of Barings Access Pine Point Fund (the “Trust”) is hereby duly executed and filed by the undersigned trustee of the Trust in accordance with the provisions of the Delaware Statutory Trust Act (Title 12 Del. C. Section 3801 et seq.) (the "Act") to amend and restate the Second Amended and Restated Certificate of Trust of the Trust, which was filed on September 27, 2022 with the Secretary of State of the State of Delaware (the “Secretary of State”) and which amended and restated the Certificate of Trust of the Trust filed on December 13, 2021 with the Secretary of State, and sets forth the following:

1. Name. The name of the trust is Barings Private Equity Opportunities and Commitments Fund.

2. Registered Office; Registered Agent. The business address of the Trust’s registered office in the State of Delaware is c/o Corporate Creations Network Inc., 3411 Silverside Road, Tatnall Building #104, Wilmington, Delaware 19810. The name of the Trust’s registered agent at such address is Corporate Creations Network Inc.

3. Investment Company. The Trust is a registered investment company under the Investment Company Act of 1940, as amended (15 U.S.C. §§ 80(a-1 et seq.).

4. Effective Date. This Third Amended and Restated Certificate of Trust shall be effective upon filing.

IN WITNESS WHEREOF, the undersigned have duly executed this Amended and Restated Certificate of Trust in accordance with Section 3811(a)(2) of the Act.

/s/ Jill Dinerman

Name: Jill Dinerman

Title: Trustee